Leases (Details)	6 Months Ended			12 Months Ended
	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Leases [Abstract]
Borrowing rate	3.00%	3.00%		5.90%	5.90%
Contingent rentals
Lease expense	$ 204,000			$ 408,000	$ 52,443	$ 457,000
Operating lease expense		$ 26,218	$ 204,000